SUBSIDIARY PUBLIC ISSUERS - Summary of Consolidated Balance Sheet Financial Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 8,835	$ 4,610
Long-term assets	85,974	71,518
Current liabilities	14,565	8,038
Long-term liabilities	43,788	38,111
Equity	36,456	29,979	$ 26,286	$ 23,996
Non-controlling interest
Disclosure of subsidiaries [line items]
Equity	32,218	25,256
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	26,168	18,863
Equity	26,168	18,863	14,755	12,303
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,457	2,684
Equity	2,457	2,684	2,892	2,894
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,269	2,479
Equity	2,269	2,479
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		2,479
Equity	2,269	2,479	2,561	2,562
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	537	583
Equity	537	583	571	613
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	737	592
Equity	737	592	$ 592	$ 592
Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	634	760
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	41	65
Long-term assets	4,282	4,735
Current liabilities	80	72
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	634	760
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	369	400
Long-term assets	227	246
Current liabilities	8	8
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	537	583
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
BRP Equity | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	3,193	2,695
Long-term assets	1	2
Current liabilities	322	32
Long-term liabilities	2,853	2,650
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Canadian Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	429	790
Long-term assets	41,568	44,239
Current liabilities	7,257	8,406
Long-term liabilities	352	56
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,457	2,684
Subsidiary Credit Supporters | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	737	592
Subsidiary Credit Supporters | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	639	765
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	8,836	4,611
Long-term assets	85,893	71,435
Current liabilities	13,619	7,658
Long-term liabilities	40,583	35,405
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	26,168	18,863
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,269
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		2,479
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,033)	(3,951)
Long-term assets	(45,997)	(49,139)
Current liabilities	(6,721)	(8,138)
Long-term liabilities	0	0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	$ (639)	$ (765)